Lease Obligations - Schedule of Future Minimum Lease Payments for Fixed, Non-cancelable Terms of Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 179
2017	184
2018	135
2019	99
2020	76
Thereafter	0
Total	$ 673